Notes to the consolidated balance sheet - Other Non-Current Assets - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Non Current Assets
Increase in long-term deposit accounts	€ 8,600
Non-current advances to suppliers	895	€ 895
Long-term deposit forward contract
Other Non Current Assets
Long-term deposits	€ 9,300
Period of long-term deposit	2 years
Expiration term of notice period	31 days
Term deposit
Other Non Current Assets
Long-term deposits	€ 700